Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Calculation of Net Loss Per Share

The calculation of net loss per share is as follows:

	For the years ended December 31,
	2012	2013	2014
Numerator:
Net loss attributable to Momo Inc	$(3,839)	$(9,326)	$(25,415)
Deemed dividend to Series A-1 and Series A-2 shares	(363)	(524)	(30,910)
Deemed dividend to Series A-3 shares	(265)	(509)	(544)
Deemed dividend to Series B shares	(2,465)	(5,652)	(3,116)
Deemed dividend to Series C shares	—	(1,435)	(5,596)
Deemed dividend to Series D shares	—	—	(17,497)
Undistributed earnings allocated to Series A shares	—	—	—
Undistributed earnings allocated to Series B shares	—	—	—
Undistributed earnings allocated to Series C shares	—	—	—
Undistributed earnings allocated to Series D shares	—	—	—
Undistributed earnings allocated to participating nonvested restricted shares	—	—	—

Net loss attributed to ordinary shareholders for computing net loss per ordinary share-basic and diluted	$(6,932)	$(17,446)	$(83,078)

Denominator:
Denominator for computing net loss per share-basic:
Weighted average ordinary shares outstanding used in computing net loss per ordinary share-basic	60,103,654	67,190,411	85,293,775
Weighted average shares used in computing net loss per participating nonvested restricted share	86,896,346	79,809,589	60,951,591
Weighted average shares used in computing net income per Series A-1 and Series A-2 share	36,124,555	38,977,742	32,176,676
Weighted average shares used in computing net income per Series A-3 share	10,980,847	19,797,980	18,990,997
Weighted average shares used in computing net income per Series B share	28,012,996	69,513,767	67,182,243
Weighted average shares used in computing net income per Series C share	—	7,280,436	34,540,898
Weighted average shares used in computing net income per Series D share	—	—	28,348,231

Denominator for computing net loss per share-diluted:
Weighted average shares outstanding used in computing net loss per ordinary share-diluted	60,103,654	67,190,411	85,293,775

Net loss per ordinary share attributable to Momo Inc.
- basic	$(0.12)	$(0.26)	$(0.97)
Net income per participating nonvested restricted share	$—	$—	$—
Net income per Series A-1 and Series A-2 share	$0.01	$0.01	$0.96
Net income per Series A-3 share	$0.02	$0.03	$0.03
Net income per Series B share	$0.09	$0.08	$0.05
Net income per Series C share	$—	$0.20	$0.16
Net income per Series D share	$—	$—	$0.62

Net loss per ordinary share attributable to Momo Inc.
- diluted	$(0.12)	$(0.26)	$(0.97)

Summary of Potential Ordinary Shares Outstanding Excluded from Computation of Diluted Net Loss Per Ordinary Share

The following table summarizes potential ordinary shares outstanding excluded from the computation of diluted net loss per ordinary share for the years ended December 31, 2012, 2013 and 2014, because their effect is anti-dilutive:

	For the years ended December 31,
	2012	2013	2014
Share issuable upon exercise of share options	49,976	1,014,557	21,831,082
Share issuable upon exercise of RSUs	—	—	—
Share issuable upon vesting of nonvested restricted shares	86,896,346	79,809,589	60,951,591
Share issuable upon conversion of Series A-1 and Series A-2 shares	36,124,555	38,977,742	32,176,676
Share issuable upon conversion of Series A-3 shares	10,980,847	19,797,980	18,990,997
Share issuable upon conversion of Series B shares	28,012,996	69,513,767	67,182,243
Share issuable upon conversion of Series C shares	—	7,280,436	34,540,898
Share issuable upon conversion of Series D shares	—	—	28,348,231